BANK LOANS AND OTHER BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Secured – at amortised cost:
Bank Loans	$ 195,886	$ 131,231
Other borrowings	57,014	34,013
Non - bank loans	25,532
Borrowings	278,432	165,244
Current portion of secured bank loan received including disposal group	53,394	20,696
Non current portion of secured bank loan received	225,038	144,548
Total Bank Loan	278,432	165,244
Interest payable (included in bank loans)	920	943
Non-current portion of non-current borrowings	225,038	144,548
Within 2 to 5 years [member]
Secured – at amortised cost:
Non-current portion of non-current borrowings	172,150	$ 144,548
More than 5 years [member]
Secured – at amortised cost:
Non-current portion of non-current borrowings	$ 52,888